SUBSEQUENT EVENTS (Tables) - White River Holdings Corp [Member]	12 Months Ended
Mar. 31, 2022
SCHEDULE OF RESULTS OF OPERATIONS

Results of Operations

Results of Operations	March 31, 2022	March 31, 2021

Sales	$5,038,855	$2,362,577
Lease operating costs	(6,263,875)	(9,476,002)
Depletion, accretion and impairment	(4,949,830)	(933,437)
	$(4,340,307)	$(8,046,862)

SCHEDULE OF ESTIMATED QUANTITIES OF PROVED RESERVES

Estimated Quantities of Proved Reserves (Bbl)

Estimated Quantities of Net Proved Reserves	March 31, 2022	March 31, 2021

Net Proved Developed, Producing	169,688	462,914
Net Proved Developed, Non-Producing	-	-
Total Net Proved Developed	169,688	462,914
Net Proved Undeveloped	-	-
Total Net Proved	169,688	462,914

SCHEDULE OF ESTIMATED QUANTITIES OF NET PROVED DEVELOPMENT

Estimated Quantities of Net Proved Reserves – Proved Developed, Producing	March 31, 2022	March 31, 2021

Beginning of the year	462,914	17,000
Revisions of previous estimates	(21,570)	(12,633)
Improved recovery	-	-
Purchases of minerals in place	-	495,108
Extensions and discoveries	-	-
Production	(61,039)	(36,561)
Sales of minerals in place	(210,617)	-
End of year	169,688	462,914

SCHEDULE OF COST INCURRED IN OIL AND GAS PROPERTY ACQUISITION EXPLORATION AND DEVELOPMENT

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development

	March 31, 2022	March 31, 2021

Acquisition of properties
Proved	$-	$6,220,997
Unproved	$303,500	$4,746,297
Exploration costs	$-	$-
Development costs	$114,424	$2,696,615

SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves for the years ended March 31, 2022 and 2021 are as follows:

Standardized Measure of Discounted Future Net Cash Flow	March 31, 2022	March 31, 2021

Future gross revenue	$12,801,590	$17,838,848
Less: Future production tax expense	(602,982)	(1,181,379)
Future gross revenue after production taxes	12,198,608	16,657,469
Less: Future operating costs	(6,098,161)	(7,577,657)
Less: Ad Valorem Taxes	(167,657)	(159,814)
Less: Development costs	(565,085)	(870,357)
Future net income (loss) before taxes	5,367,705	8,049,641
10% annual discount for estimated timing of cash flows	(1,822,233)	(2,347,850)
Discounted future net cash flows	$3,545,472	$5,701,791

SCHEDULE OF CHANGE IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

The changes in the standardized measure of future net cash flows relating to proved oil and natural gas reserves for the years ended March 31, 2022 and 2021 are as follows:

Change in Standardized Measure of Discounted Future Net Cash Flow	March 31, 2022	March 31, 2021

Balance - beginning	$5,701,791	$(88,308)
Net changes in prices and production costs	602,918	(3,871,613)
Net changes in future development costs	16,844	(391,731)
Sales of oil and gas produced, net	(363,095)	(510,189)
Extensions, discoveries and improved recovery	-	-
Purchases of reserves	-	10,563,632
Sales of reserves	(4,343,965)	-
Revisions of previous quantity estimates	1,930,979	-
Previously estimated development costs incurred	-	-
Net change income taxes	-	-
Accretion of discount	-	-
Balance - ending	$3,545,472	$5,701,791